SHARE-BASED COMPENSATION - Non-Employee Share Options (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
SHARE-BASED COMPENSATION
Weighted average exercise price | $ / shares				$ 0.01
Total compensation cost recognized	¥ 157,384	¥ 145,593	¥ 75,695
Options outstanding (in shares) | shares				70,625	70,625
Weighted average remaining contractual term	4 years 10 months 10 days
Aggregate intrinsic value | $				$ 105,938
Granted (in shares) | shares	0
Non-Employee Share options
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years
Vesting period	4 years
Vesting percentage (as a percent)	25.00%
Weighted average exercise price | $ / shares				$ 0.01
Number of grantees affected | item	4
Total incremental compensation cost	¥ 0	¥ 617
Weighted-average grant-date fair value of the options granted | ¥ / shares	¥ 0	¥ 0	¥ 0
Total intrinsic value of options exercised	¥ 0	¥ 0	¥ 34,737
Total compensation cost recognized	¥ 639	¥ 668	¥ 111
Unrecognized compensation expense					¥ 0